ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

NOTE 40 - ASSETS AND LIABILITIES HELD FOR SALE

The table below shows the assets and liabilities classified as held for sale on December 31, 2024:

	12/31/2024	12/31/2023
Chapada Piauí I	—	70,561
Chapada Piauí II	—	151,411
Candiota	—	30,977
Lago Azul Transmissão S.A.	7,407	—
Consórcio Energético Cruzeiro do Sul	596,664	—
Mata de Santa Genebra Transmissão S.A.	635,000	—
Thermal projects	3,263,031	2,934,192
Total Assets	4,502,102	3,187,141

Consórcio Energético Cruzeiro do Sul	109,502	—
Thermal projects	84,952	274,464
Total Liabilities	194,454	274,464

In June 2024, the Company concluded the signing of the agreement for the sale of the thermoelectric portfolio, with the Âmbar Energia S.A. group. The transfer of assets is subject to usual market precedent conditions.

In December 2024, the Company concluded the signing of an agreement with Copel Geração e Transmissão and Companhia Paranaense de Energia – Copel to carry out an asset/stake swap. Eletrobras will receive generation assets (100% of the Colíder HPP concession assets) plus R$ 365,000, and Copel will receive 49.0% of the Company’s stake in Consórcio Energético Cruzeiro do Sul and 49.9% of Eletrobras ‘ stake in the Mata de Santa Genebra S.A. transmission company. The transaction is subject to updates, adjustments, and usual market precedent conditions.

Accounting Policy

Non-current assets and groups of assets are classified as held for sale if their carrying amount will be recovered primarily through a sale transaction rather than through continued use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to customary terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or group of assets) classified as held for sale are measured at the lower of the previously recorded accounting value and the expected disposal value.